PREFERRED AND COMMON STOCK AS OF (Details) (USD $)	6 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
PREFERRED AND COMMON STOCK AS OF:
Authorized preferred stock shares		20,000,000
Series A Convertible preferred shares		10,000,000
shares convertible into outstanding commonstock percent		51.00%
Company issued an aggregate of shares	7,566,667
Aggregate incremental cost of the share issuance	$ 146,966